Share Capital (Tables)	12 Months Ended
Apr. 30, 2022
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of warrant transactions [Table Text Block]
	April 30, 2022		April 30, 2021
	Number of warrants	Weighted average exercise price $	Number of warrants	Weighted average exercise price $
Warrants outstanding, beginning of the year	22,757,961	1.86	11,040,617	0.20
Issued	16,222,400	3.06	17,890,732	2.30
Exercised	(6,555,459)	0.52	(6,173,388)	0.29
Warrants outstanding, end of the year	32,424,902	2.68	22,757,961	1.86

Disclosure of warrants outstanding and exercisable [Table Text Block]
Expiry date	*Exercise price	Number of warrants outstanding and exercisable
30-Jul-22	1.87	49,234
30-Jul-22	2.40	240,000
30-Jul-22	2.40	16,019,860
03-Dec-22	3.25	13,800,000
03-Dec-22	2.50	1,369,408
18-Dec-22	3.25	845,000
18-Dec-22	3.25	101,400
		32,424,902

*According to the Arrangement with Vizsla Copper on September 20, 2021, each Vizsla Silver Warrants was exchanged for one Vizsla Silver Replacement Warrant with the exercise price being adjusted accordingly.

Disclosure of fair value assumptions of the warrants granted [Table Text Block]
Risk Free Interest Rate	0.43%
Expected Dividend Yield	-
Expected Volatility	100%- 103.90%
Expected Term in Years	1 year

Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of continuity of stock option [Table Text Block]
	April 30, 2022		April 30, 2021
	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $
Options outstanding, beginning of the year	9,090,000	1.07	5,343,000	0.35
Issued	6,974,000	2.25	5,838,000	1.51
Cancelled	(152,500)	(2.23)	(155,000)	1.67
Exercised	(1,271,028)	(0.41)	(1,936,000)	0.39
Options outstanding, end of the year	14,640,472	1.64	9,090,000	1.07
Options exercisable, end of the year	10,486,542	1.46	6,509,000	1.00

Disclosure of options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	*Adjusted exercise price	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	980,000	980,000
13-Jun-24	0.17	0.16	450,000	450,000
30-Dec-24	0.69	0.66	975,000	975,000
07-Jan-25	0.72	0.69	75,000	75,000
29-Jun-25	0.79	0.76	1,256,250	1,246,250
06-Aug-25	2.15	2.07	1,590,000	1,590,000
27-Aug-25	1.76	1.69	75,000	75,000
01-Oct-25	1.46	1.40	125,000	50,000
01-Dec-25	1.46	1.40	100,000	50,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	2,132,722	1,599,542
22-Jun-26	2.31	2.22	4,057,500	2,028,750
12-Jul-26	2.44	2.34	220,000	110,000
27-Jul-26	2.44	2.34	139,000	69,500
24-Sep-26	2.25	2.25	2,105,000	1,052,500
01-Feb-27	2.45	2.45	300,000	75,000
			14,640,472	10,486,542

*According to the Arrangement with Vizsla Copper on September 20, 2021, each Vizsla Silver Option was exchanged for one Vizsla Silver Replacement Option with the exercise price being adjusted accordingly. The change in the fair value of the options upon replacement was in the amount of $91,688.

Disclosure of fair value assumptions of options granted [Table Text Block]
Risk Free Interest Rate	0.79%-1.65%
Expected Dividend Yield	-
Expected Volatility	100% - 104%
Expected Term in Years	5 years